SUBSEQUENT EVENTS (Details) $ in Millions, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 28, 2026 CAD ($)	Mar. 18, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2025 USD ($) shares	Mar. 02, 2026 USD ($)	Jul. 14, 2025 USD ($)	Nov. 12, 2024 USD ($)
Subsequent Event [Line Items]
Treasury stock acquired (in shares) | shares			2,253,200	585,728
Treasury stock acquired			$ 21.4	$ 5.3
Share repurchase program, amount						$ 20.0	$ 20.0
Subsequent Event
Subsequent Event [Line Items]
Treasury stock acquired (in shares) | shares		442,064
Treasury stock acquired		$ 3.4
Share repurchase program, amount					$ 20.0
Consideration transferred	$ 123